Provisions (Tables)	9 Months Ended
Sep. 30, 2019
Other Provisions, Contingent Liabilities and Contingent Assets [Abstract]
Summary of Provisions

	Restructuring	Onerous/ unfavorable contracts	Provisions related to other taxes	Contingent consideration	Other	Total
	€m	€m	€m	€m	€m	€m
Balance as of January 1. 2019	12.3	68.8	5.8	1.5	25.3	113.7
Impact of transition to IFRS 16	—	(66.9)	—	—	—	(66.9)
Restated balance as of January 1, 2019	12.3	1.9	5.8	1.5	25.3	46.8
Additional provision in the period	0.5	—	2.0	—	6.4	8.9
Acquired through business combinations	—	—	—	—	1.9	1.9
Release of provision	—	—	—	—	(0.8)	(0.8)
Utilization of provision	(5.4)	(0.8)	0.1	(1.5)	(1.2)	(8.8)
Foreign exchange	—	0.1	—	—	—	0.1
Balance at September 30, 2019	7.4	1.2	7.9	—	31.6	48.1

Analysis of total provisions:		September 30, 2019		December 31, 2018	Impact of transition to IFRS 16	Restated balance as of December 31, 2018
Current		42.2		44.3	(3.6)	40.7
Non-current		5.9		69.4	(63.3)	6.1
Total		48.1		113.7	(66.9)	46.8